Property and Equipment - Net - Components of Property and Equipment - Net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 2,452,229	$ 2,343,561
Less accumulated depreciation	(680,922)	(568,918)	(425,006)
Total	1,771,307	1,774,643	1,747,878
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment		286,200	274,100
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment		238,860	201,319
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment		468,647	418,318
Rides and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment		1,100,423	977,233
Animals [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment		161,194	161,144
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment		$ 88,237	$ 140,770